Employee Option Plans (Details) - Schedule of magic Software stock-based compensation activity - Magic [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Employee Option Plans (Details) - Schedule of magic Software stock-based compensation activity [Line Items]
Number of options, Outstanding at beginning of year	24,250
Weighted average exercise price, Outstanding at beginning of year (in Dollars per share) | $ / shares	$ 3.45
Weighted average remaining contractual term, Outstanding at beginning of year	1 year 2 months 26 days
Aggregate intrinsic value, Outstanding at beginning of year (in Dollars) | $	$ 380
Granted	80,000
Granted (in Dollars per share) | $ / shares
Exercised	(38,000)
Exercised (in Dollars per share) | $ / shares	$ 1.12
Forfeited
Forfeited (in Dollars per share) | $ / shares
Number of options, Outstanding at end of year	66,250
Weighted average exercise price, Outstanding at end of year	0.45
Aggregate intrinsic value, Outstanding at end of year (in Dollars) | $	$ 1,360
Number of options, Exercisable at end of year	26,250
Weighted average exercise price, Exercisable at end of year (in Dollars per share) | $ / shares	$ 1.03
Weighted average remaining contractual term, Exercisable at end of year	7 years 11 months 15 days
Aggregate intrinsic value, Exercisable at end of year (in Dollars) | $	$ 522